Acquisitions and Sales of Oil and Gas Property Interests (ACTOIL NPI Repurchase) (Details) (USD $)					1 Months Ended		0 Months Ended		1 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Jul. 31, 2011 Spanish Trail Acquisition [Member]	Jul. 31, 2011 Spanish Trail Acquisition [Member] ACTOIL, LLC [Member]	Jan. 23, 2014 IPO [Member] ACTOIL, LLC [Member]	Jan. 23, 2014 ACTOIL NPI Repurchase [Member]	Jul. 31, 2011 ACTOIL NPI Repurchase [Member] ACTOIL, LLC [Member]
Significant Acquisitions and Disposals [Line Items]
Net profits interest (percent)					25.00%	25.00%
Number of shares issued for ACTOIL NPI Repurchase								10,816,626
Value of the 10,816,626 shares of the Company’s common stock issued in the ACTOIL NPI Repurchase								$ 210,924,000
Elimination of NPI payable								(36,931,000)
Oil and natural gas properties cost	1,573,057,000	595,486,000						158,115,000
Asset retirement obligation	(4,805,000)	(2,584,000)	(2,716,000)	(1,114,000)				(639,000)
Deferred tax asset								16,517,000
Total consideration for the assets contributed in the ACTOIL NPI Repurchase								$ 173,993,000
Tax percentage used to estimate book to tax differences for oil and gas properties acquired								35.00%
Percentage of net profits interest transferred						25.00%	25.00%		25.00%